Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000023137 | 594918104
Holdings [Line Items]
Percent of Total Investments	6.30%
C000023137 | 67066G104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000023137 | 023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023137 | 037833100
Holdings [Line Items]
Percent of Total Investments	4.10%
C000023137 | 30303M102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023137 | 11135F101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000023137 | 02079K305
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023137 | 46625H100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023137 | 92826C839
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023137 | 084670702
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023137 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023137 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023137 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023137 | Materials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023137 | Energy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023137 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.10%
C000023137 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000023137 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.50%
C000023137 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000023137 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.40%
C000023137 | Financials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000023137 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.90%
C000023141 | SWEEPUSDRBC
Holdings [Line Items]
Percent of Total Investments	1.80%
C000023141 | 199908104
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023141 | 04351P101
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023141 | 92552V100
Holdings [Line Items]
Percent of Total Investments	0.70%
C000023141 | BLKFTK4
Holdings [Line Items]
Percent of Total Investments	0.70%
C000023141 | 750917106
Holdings [Line Items]
Percent of Total Investments	0.70%
C000023141 | 50155Q100
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023141 | 758750103
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023141 | 76118Y104
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023141 | BDSFG98
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023141 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023141 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023141 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000023141 | Materials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023141 | Energy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023141 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023141 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.40%
C000023141 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023141 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000023141 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000023141 | Financials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000023141 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000023143 | 4846288
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023143 | 7110388
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023143 | 0989529
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023143 | B929F46
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023143 | 5505072
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023143 | BP6KMJ1
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023143 | 5889505
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023143 | B24CGK7
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023143 | B63H849
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023143 | B0DJ8Q5
Holdings [Line Items]
Percent of Total Investments	0.90%
C000023143 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023143 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Total Investments	17.60%
C000023143 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023143 | Spain
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023143 | Italy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023143 | Australia
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023143 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023143 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.50%
C000023143 | Germany
Holdings [Line Items]
Percent of Total Investments	9.00%
C000023143 | France
Holdings [Line Items]
Percent of Total Investments	11.70%
C000023143 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	16.70%
C000023143 | Japan
Holdings [Line Items]
Percent of Total Investments	18.70%
C000023144 | 6889106
Holdings [Line Items]
Percent of Total Investments	9.30%
C000023144 | BMMV2K8
Holdings [Line Items]
Percent of Total Investments	5.60%
C000023144 | 6771720
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023144 | 6450267
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023144 | BK6YZP5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023144 | 6099626
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023144 | 40415F101
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023144 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023144 | 01609W102
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023144 | 874039100
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023144 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Total Investments	2.20%
C000023144 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Total Investments	12.90%
C000023144 | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023144 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023144 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023144 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023144 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.50%
C000023144 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023144 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.10%
C000023144 | India
Holdings [Line Items]
Percent of Total Investments	15.90%
C000023144 | Taiwan
Holdings [Line Items]
Percent of Total Investments	17.00%
C000023144 | China
Holdings [Line Items]
Percent of Total Investments	22.00%
C000023145 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023145 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023145 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023145 | B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023145 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023145 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000023145 | A
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000023145 | AA
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000023145 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023145 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	6.50%
C000023145 | Right
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000023145 | Common Stock
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000023145 | Open End Mutual Fund Security
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000023145 | Senior Loan
Holdings [Line Items]
Percent of Total Investments	0.10%
C000023145 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	0.20%
C000023145 | Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023145 | Sovereign Bond
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023145 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	13.40%
C000023145 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	17.70%
C000023145 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	28.20%
C000023145 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	29.00%
C000023146 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023146 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023146 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023146 | B
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000023146 | BB
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000023146 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023146 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023146 | Senior Loan
Holdings [Line Items]
Percent of Total Investments	0.30%
C000023146 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	96.90%
C000023147 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000023147 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000023147 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023147 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023147 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023147 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023147 | A
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000023147 | AA
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000023147 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000023147 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	6.10%
C000023147 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	0.10%
C000023147 | Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	0.10%
C000023147 | Sovereign Bond
Holdings [Line Items]
Percent of Total Investments	32.80%
C000023147 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	12.90%
C000023147 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	6.30%
C000023147 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	31.50%
C000023147 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	10.20%
C000023147 | Purchased Option
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000023138 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000023138 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023138 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023138 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023138 | A
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000023138 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000023138 | AAA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000023138 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	6.40%
C000023138 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	93.60%
C000164312 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164312 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164312 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164312 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000164312 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164312 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164312 | A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164312 | AA
Holdings [Line Items]
Percent of Net Asset Value	127.30%
C000164312 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164312 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	0.60%
C000164312 | Sovereign Bond
Holdings [Line Items]
Percent of Total Investments	1.90%
C000164312 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	8.80%
C000164312 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	78.40%
C000164312 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	10.20%
C000164312 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164313 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000164313 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000164313 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164313 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164313 | BBB
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000164313 | A
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000164313 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164313 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000164313 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	15.50%
C000164313 | Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	9.40%
C000164313 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	21.50%
C000164313 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	0.20%
C000164313 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	1.80%
C000164313 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	51.60%
C000196891 | 72201U646
Holdings [Line Items]
Percent of Total Investments	10.00%
C000196891 | 09260C307
Holdings [Line Items]
Percent of Total Investments	9.80%
C000196891 | 74925K367
Holdings [Line Items]
Percent of Total Investments	8.90%
C000196891 | 09250J734
Holdings [Line Items]
Percent of Total Investments	8.00%
C000196891 | 47803N513
Holdings [Line Items]
Percent of Total Investments	7.70%
C000196891 | 05587N794
Holdings [Line Items]
Percent of Total Investments	7.20%
C000196891 | 72201W394
Holdings [Line Items]
Percent of Total Investments	7.00%
C000196891 | 64128R608
Holdings [Line Items]
Percent of Total Investments	7.00%
C000196891 | 89154Q588
Holdings [Line Items]
Percent of Total Investments	6.00%
C000196891 | 128119880
Holdings [Line Items]
Percent of Total Investments	6.00%
C000196891 | Open End Mutual Fund Security
Holdings [Line Items]
Percent of Total Investments	100.00%

[1]	Less than 0.05%.
[2]	Less than 0.05%.
[3]	Less than 0.05%.